FORTIS SERIES FUND, INC.
Diversified Income Series
High Yield Series
Asset Allocation Series
Blue Chip Stock Series
Aggressive Growth Series

Supplement to Fortis Series Fund Prospectus
Dated May 1, 1998

The following information supersedes any contrary information contained within the
Fund's Prospectus in the section entitled "Management":

Diversified Income Series, High Yield Series, Asset Allocation Series:

Ho Wang has replaced Charles J. Dudley on the portfolio management teams of the
Diversified Income, High Yield and Asset Allocation Series. From October 1995 to June
1998 Mr. Wang was a Senior Securites Analyst for Lord Abbet & Co. in New
York, New
York. From April 1992 to October 1995 he was a portfolio manager for New York Life in
New York, New York.  Mr. Wang is located at One Chase Manhattan Plaza,
New York,
NY 10005.

Aggressive Growth Series:

Laura E. Granger has replaced Keith R. Thomson as the portfolio manager for the
Aggressive Growth Series. From July 1993 to July 1998 Ms. Granger was portfolio manager for General Motors Investment Management in New York, New
York.  From July
1992 to July 1993, she was a portfolio manager for Dean Witter Intercapital in New York,
New York.  Ms. Granger is located at One Chase Manhattan Plaza, New York,
NY 10005.


Blue Chip Stock Series:

T. Rowe Price Associates, Inc. is the sub-adviser of the Blue Chip Stock
Series.
The Series
has an investment advisory committee composed of the following members:
Larry J. Puglia,
chairman, Brian W.H. Berghuis, Thomas J. Huber, Robert W. Smith and
William J.
Stromberg.